Stock-Based Compensation Plans (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock-based Compensation Plans (Textual) [Abstract]
Unrecognized compensation cost related to stock based compensation arrangements		$ 41,400
Weighted average period for recognition of cost		3 years 5 months 29 days
Additional Stock-based Compensation Plans (Textual) [Abstract]
Stock-based compensation		16,012	13,899	11,931
Income tax benefit for stock based compensation arrangements	3,200	4,400	3,700
Cash received from option exercises and employee stock purchase plan purchases	5,700	6,000	5,600
Tax benefit realized for the tax deductions	3,000	1,841	3,000
Increase in financing activities and decrease in operating activities due to tax benefit relating to excess stock based compensation deductions		1,841	2,993	2,875
2007 Long Term Incentive Plan [Member]
Stock-based Compensation Plans (Textual) [Abstract]
Maximum number of shares available for issuance under the plan		7,500,000
2014 Long Term Incentive Plan [Member]
Stock-based Compensation Plans (Textual) [Abstract]
Maximum number of shares available for issuance under the plan		1,200,000
Expiry date for stock options grant		May 21, 2024
Shares available for granted under the incentive plan		1,711,034
Employee Stock Purchase Plan [Member]
Stock-based Compensation Plans (Textual) [Abstract]
Expiry date for stock options grant		Mar. 06, 2016
Shares authorized under Employee stock option plan		3,500,000
Employee stock purchase price in percentage of fair market value		85.00%
Shares remaining in reserve for future issuance		516,710
Shares issued to employee under purchase plan	106,782	103,254	104,295
Weighted average fair value of employee stock purchase rights issued	$ 11.90	$ 15.15	$ 14.37
Restricted Stock [Member]
Stock-based Compensation Plans (Textual) [Abstract]
Fair value of shares vested	$ 8,900	$ 12,100	$ 9,800
Restricted Stock [Member] | Maximum [Member]
Stock-based Compensation Plans (Textual) [Abstract]
Range of forfeiture provisions		5 years